SHARE CAPITAL - Options outstanding by exercise price (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) Options Y	Dec. 31, 2016 CAD ($) Options Y	Dec. 31, 2015 CAD ($) Options Y	Dec. 31, 2014 CAD ($) Options Y
Options outstanding by exercise price
Weighted average exercise price | $	$ 4.84	$ 3.91	$ 3.92	$ 2.37
Options outstanding	5,778,310	7,874,704	8,134,703	9,346,389
Weighted average remaining term (yrs) | Y	2.28	1.52	2.22	2.19
Options exercisable	4,512,878	6,800,066	6,491,040
Weighted average remaining term (yrs)	1 year 11 months 9 days	1 year 3 months 4 days	1 year 9 months 11 days
C$0.01
Options outstanding by exercise price
Options outstanding	64,128	79,482	86,280
Weighted average remaining term (yrs) | Y	0.08	1.05	2.06
Options exercisable	64,128	79,482	86,280
Weighted average remaining term (yrs)	29 days	1 year 18 days	2 years 22 days
C$0.01 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $	$ 0.01	$ 0.01	$ 0.01
C$0.97-1.45
Options outstanding by exercise price
Options outstanding	1,739,300	3,452,300	3,608,500
Weighted average remaining term (yrs) | Y	4.26	0.31	0.68
Options exercisable	984,500	3,452,300	3,570,700
Weighted average remaining term (yrs)	4 years 3 months	3 months 22 days	7 months 10 days
C$0.97-1.45 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $	$ 0.02	$ 0.97	$ 0.97
C$0.97-1.45 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $	$ 1.99	$ 1.45	$ 1.45
C$2.00-4.25
Options outstanding by exercise price
Options outstanding	920,397	1,045,111	982,606
Weighted average remaining term (yrs) | Y	0.50	1.56	2.27
Options exercisable	875,705	883,817	775,804
Weighted average remaining term (yrs)	4 months 13 days	1 year 4 months 2 days	2 years 3 months
C$2.00-4.25 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $	$ 2.00	$ 2.00	$ 2.00
C$2.00-4.25 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $	$ 4.99	$ 4.25	$ 4.25
C$5.00-7.00
Options outstanding by exercise price
Options outstanding	2,272,985	2,433,311	2,550,570
Weighted average remaining term (yrs) | Y	1.56	2.63	3.62
Options exercisable	2,066,845	1,963,667	1,806,347
Weighted average remaining term (yrs)	1 year 5 months 27 days	2 years 5 months 19 days	3 years 4 months 24 days
C$5.00-7.00 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $	$ 5.00	$ 5.00	$ 5.00
C$5.00-7.00 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $	$ 6.99	$ 7.00	$ 7.00
C$7.00-9.00
Options outstanding by exercise price
Options outstanding	344,600	412,400	373,000
Weighted average remaining term (yrs) | Y	2.31	3.36	4.58
Options exercisable	225,600	191,000	77,000
Weighted average remaining term (yrs)	2 years 3 months 4 days	3 years 3 months 22 days	4 years 6 months 29 days
C$7.00-9.00 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $	$ 7.00	$ 7.00	$ 7.00
C$7.00-9.00 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $	$ 9.99	$ 9.00	$ 9.00
C$10.00-13.00
Options outstanding by exercise price
Options outstanding	436,900	452,100	533,747
Weighted average remaining term (yrs) | Y	2.21	3.21	4.23
Options exercisable	296,100	229,800	174,909
Weighted average remaining term (yrs)	2 years 2 months 12 days	3 years 2 months 12 days	4 years 2 months 16 days
C$10.00-13.00 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $	$ 10.00	$ 10.00	$ 10.00
C$10.00-13.00 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $	$ 13.00	$ 13.00	$ 13.00